                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                                     225 Liberty Street
                                 New York, New York 10281

July 20, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

     Re:   Registration   Statement  on  Form  N-14  for   Oppenheimer   Capital
           Appreciation Fund; Proxy Materials for Oppenheimer Growth Fund.

To the Securities and Exchange Commission:

     Enclosed for filing with the Securities and Exchange  Commission  under the
Securities  Act of 1933,  as  amended  (the  "1933  Act"),  is the  Registration
Statement on Form N-14 (the  "Registration  Statement") of  Oppenheimer  Capital
Appreciation  Fund (the  "Registrant"),  an  open-end  investment  company.  The
Registration  Statement  will register  shares of the Registrant to be issued in
the  reorganization   ("merger")  of  that  open-end   investment  company  with
Oppenheimer Growth Fund ("Growth Fund"),  also an open-end  investment  company.
The   Registrant   and   Growth   Fund   have   the  same   investment   adviser
(OppenheimerFunds, Inc.).

     As stated on the facing sheet of the Registration Statement, it is expected that the  Registration  Statement will become  effective on August 20, 2007. The solicitation  of Oppenheimer  Growth Fund  shareholders  is expected to commence shortly thereafter.

     In accordance  with the general  instructions to Form N-14, the preliminary proxy material which forms a part of the Registration  Statement is deemed to be filed pursuant to the Securities Exchange Act of 1934, as amended. No filing fee is due because the  Registrant  previously  filed a  declaration  to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment  Company
Act of 1940, as amended.

     The Agreement and Plan of Reorganization filed herewith as Exhibit A to the
Proxy  Statement and Prospectus  and the  disclosure in the Proxy  Statement and
Prospectus  concerning the  reorganization of Registrant and Growth Fund closely follow the corresponding  disclosure in other registration  statements  recently filed on Form N-14 in connection with the reorganizations of several Oppenheimer funds with other Oppenheimer  funds, such as the Registration  Statement on Form
N-14 of Oppenheimer Champion Income Fund (333-16494, July 24, 2006).

     The  Securities and Exchange  Commission  Staff is requested to address any comments or questions you may have on this filing to:

                           Randy Legg, Esq.
                           Vice President and Assistant Counsel
                           OppenheimerFunds, Inc.
                           Two World Financial Center
                           6803 South Tucson Way
                           Centennial, CO 80112-3924
                           303.768.1026
                           rlegg@oppenheimerfunds.com

         Thank you for your assistance.

Sincerely,

/s/ Amee Kantesaria
--------------------------------------
Amee Kantesaria
Assistant Vice President and Assistant Counsel
Tel.: 212.323.5217
Fax: 212.323.4070
akantesaria@oppenheimerfunds.com

cc:      Mr. Vincent DiStefano, Securities and Exchange Commission
         Mayer, Brown, Rowe & Maw LLP
         KPMG LLP
         Deloitte & Touche LLP
         Gloria LaFond